LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of investment contracts liabilities [text block] [Abstract]
Disclosure of investment contract liabilities explanatory
	2018 £m	2017 £m
At 1 January	15,447	20,112
New business	668	608
Changes in existing business	(2,262)	(5,273)
At 31 December	13,853	15,447